OPERATING DATA - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities in business combination [line items]
Accrued payroll and employee related expenses	$ 1,426	$ 1,335
Accrued interest and other payables	1,091	873
Payable from acquisition of intangible, tangible & financial assets	1,420	1,471
Other amounts due to public authorities	914	644
Derivative financial instruments (notes 6.1 and 6.3)	223	327
Unearned revenue and accrued payables	94	88
Accrued expenses and other liabilities	$ 5,168	$ 4,738